PIMCO Variable Insurance Trust

Supplement Dated September 12, 2014 to the Administrative Class Prospectus, Institutional Class Prospectus, and Advisor Class and Class M Prospectus, each dated April 30, 2014, each as supplemented; and Prospectuses for each share class of the PIMCO CommodityRealReturn® Strategy Portfolio, PIMCO Global Diversified Allocation Portfolio, PIMCO Global Multi-Asset Managed Allocation Portfolio, PIMCO Global Multi-Asset Managed Volatility Portfolio, PIMCO High Yield Portfolio, PIMCO Low Duration Portfolio, PIMCO Real Return Portfolio, PIMCO Short-Term Portfolio, PIMCO Total Return Portfolio, and PIMCO Unconstrained Bond Portfolio, each dated April 30, 2014, each as supplemented (the "Prospectuses")

Disclosure Regarding Investment Guidelines Pertaining to Investments in

Securities and Instruments Economically Tied to Emerging Market Countries

Effective October 14, 2014, for the Portfolios listed below, percentage limitations on investments in securities and instruments that are economically tied to emerging market countries, as disclosed in the Principal Investment Strategies or elsewhere in the Prospectuses, do not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity.

PIMCO CommodityRealReturn® Strategy Portfolio

PIMCO Global Diversified Allocation Portfolio

PIMCO Global Multi-Asset Managed Allocation Portfolio

PIMCO Global Multi-Asset Managed Volatility Portfolio

PIMCO High Yield Portfolio

PIMCO Low Duration Portfolio

PIMCO Real Return Portfolio

PIMCO Short-Term Portfolio

PIMCO Total Return Portfolio

PIMCO Unconstrained Bond Portfolio

PIMCO Variable Insurance Trust

Supplement Dated September 12, 2014 to the Administrative Class Prospectus, Institutional Class Prospectus, and Advisor Class and Class M Prospectus dated April 30, 2014, as supplemented from time to time (the "Prospectuses")

Disclosure Related to the PIMCO Global Multi-Asset Managed Allocation Portfolio and

PIMCO Global Multi-Asset Managed Volatility Portfolio

Effective October 14, 2014, the second sentence of the third paragraph of the Principal Investment Strategies section in the PIMCO Global Multi-Asset Managed Allocation Portfolio's Portfolio Summary in each Prospectus is deleted in its entirety and replaced with the following:

The Portfolio will typically invest 50% to 70%, and under normal circumstances will invest a minimum of 20%, of its net assets in equity-related investments (including investment in common stock, preferred stock, equity securities of real estate investment trusts and/or investment in the Domestic Equity-Related Underlying PIMCO Funds, the International Equity-Related Underlying PIMCO Funds and the PIMCO RealEstateRealReturn Strategy Fund, an Underlying PIMCO Fund and in other equity-related Acquired Funds).

In addition, effective October 14, 2014, the third sentence of the third paragraph of the Principal Investment Strategies section in the PIMCO Global Multi-Asset Managed Allocation Portfolio's Portfolio Summary in each Prospectus is deleted in its entirety and replaced with the following:

The Portfolio may invest up to 5% of its net assets in real estate investment trusts.

In addition, effective October 14, 2014, the fifth sentence of the third paragraph of the Principal Investment Strategies section in the PIMCO Global Multi-Asset Managed Allocation Portfolio's Portfolio Summary in each Prospectus is deleted in its entirety and replaced with the following:

The Portfolio may invest up to 5% of its net assets in commodity-related investments (including investment in the PIMCO Cayman Commodity Portfolio II Ltd., a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands (the "GMAMA Subsidiary"), and the PIMCO CommoditiesPLUS® Short Strategy Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, Underlying PIMCO Funds).

In addition, effective October 14, 2014, the final two sentences of the third paragraph of the Principal Investment Strategies section in the PIMCO Global Multi-Asset Managed Allocation Portfolio's Portfolio Summary in each Prospectus are deleted in their entirety and replaced with the following:

The Portfolio may invest up to 10% of its net assets in equity securities that are economically tied to emerging market countries. The Portfolio's combined investments in equity securities tied to emerging market countries, commodity-related investments and real estate investment trusts will normally not exceed 15% of its net assets.

In addition, effective October 14, 2014, the seventh sentence of the fourth paragraph of the Principal Investment Strategies section in the PIMCO Global Multi-Asset Managed Allocation Portfolio's Portfolio Summary in each Prospectus is deleted in its entirety.

In addition, effective October 14, 2014, the second sentence of the fourth paragraph of the Principal Investment Strategies section in the PIMCO Global Multi-Asset Managed Volatility Portfolio's Portfolio Summary in each Prospectus is deleted in its entirety and replaced with the following:

The Portfolio will typically invest 50% to 70%, and under normal circumstances will invest a minimum of 20%, of its net assets in equity-related investments (including, but not limited to, investments in common stock, preferred stock, equity securities of real estate investment trusts and/or investment in the Domestic Equity-Related Underlying PIMCO Funds, the International Equity-Related Underlying PIMCO Funds and the PIMCO RealEstateRealReturn Strategy Fund, an Underlying PIMCO Fund, and in other equity-related Acquired Funds).

In addition, effective October 14, 2014, the third sentence of the fourth paragraph of the Principal Investment Strategies section in the PIMCO Global Multi-Asset Managed Volatility Portfolio's Portfolio Summary in each Prospectus is deleted in its entirety and replaced with the following:

The Portfolio may invest up to 5% of its net assets in real estate investment trusts.

In addition, effective October 14, 2014, the fifth sentence of the fourth paragraph of the Principal Investment Strategies section in the PIMCO Global Multi-Asset Managed Volatility Portfolio's Portfolio Summary in each Prospectus is deleted in its entirety and replaced with the following:

The Portfolio may invest up to 5% of its net assets in commodity-related investments (including investment in the PIMCO Cayman Commodity Portfolio IV, Ltd., a wholly owned subsidiary of the Portfolio organized under the laws of the Cayman Islands (the "GMAMV Subsidiary"), and the PIMCO CommoditiesPLUS® Short Strategy Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Commodity RealReturn Strategy Fund®, Underlying PIMCO Funds).

In addition, effective October 14, 2014, the final two sentences of the fourth paragraph of the Principal Investment Strategies section in the PIMCO Global Multi-Asset Managed Volatility Portfolio's Portfolio Summary in each Prospectus are deleted in their entirety and replaced with the following:

The Portfolio may invest up to 10% of its net assets in equity securities that are economically tied to emerging market countries. The Portfolio's combined investments in equity securities tied to emerging market countries, commodity-related investments and real estate investment trusts will normally not exceed 15% of its net assets.

In addition, effective October 14, 2014, the seventh sentence of the fifth paragraph of the Principal Investment Strategies section in the PIMCO Global Multi-Asset Managed Volatility Portfolio's Portfolio Summary in each Prospectus is deleted in its entirety.

PIMCO Variable Insurance Trust

Supplement Dated September 12, 2014 to the PIMCO Global Multi-Asset Managed Allocation Portfolio Administrative Class Prospectus, PIMCO Global Multi-Asset Managed Allocation Portfolio Institutional Class Prospectus and PIMCO ) Global Multi-Asset Managed Allocation Portfolio Advisor Class Prospectus, each dated April 30, 2014, as supplemented from time to time (the "Prospectuses")

Effective October 14, 2014, the second sentence of the third paragraph of the Principal Investment Strategies section in the PIMCO Global Multi-Asset Managed Allocation Portfolio's Portfolio Summary in each Prospectus is deleted in its entirety and replaced with the following:

The Portfolio will typically invest 50% to 70%, and under normal circumstances will invest a minimum of 20%, of its net assets in equity-related investments (including investment in common stock, preferred stock, equity securities of real estate investment trusts and/or investment in the Domestic Equity-Related Underlying PIMCO Funds, the International Equity-Related Underlying PIMCO Funds and the PIMCO RealEstateRealReturn Strategy Fund, an Underlying PIMCO Fund and in other equity-related Acquired Funds).

In addition, effective October 14, 2014, the third sentence of the third paragraph of the Principal Investment Strategies section in the PIMCO Global Multi-Asset Managed Allocation Portfolio's Portfolio Summary in each Prospectus is deleted in its entirety and replaced with the following:

The Portfolio may invest up to 5% of its net assets in real estate investment trusts.

In addition, effective October 14, 2014, the fifth sentence of the third paragraph of the Principal Investment Strategies section in the PIMCO Global Multi-Asset Managed Allocation Portfolio's Portfolio Summary in each Prospectus is deleted in its entirety and replaced with the following:

The Portfolio may invest up to 5% of its net assets in commodity-related investments (including investment in the PIMCO Cayman Commodity Portfolio II Ltd., a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands (the "GMAMA Subsidiary"), and the PIMCO CommoditiesPLUS® Short Strategy Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, Underlying PIMCO Funds).

In addition, effective October 14, 2014, the final two sentences of the third paragraph of the Principal Investment Strategies section in the PIMCO Global Multi-Asset Managed Allocation Portfolio's Portfolio Summary in each Prospectus are deleted in their entirety and replaced with the following:

The Portfolio may invest up to 10% of its net assets in equity securities that are economically tied to emerging market countries. The Portfolio's combined investments in equity securities tied to emerging market countries, commodity-related investments and real estate investment trusts will normally not exceed 15% of its net assets.

In addition, effective October 14, 2014, the seventh sentence of the fourth paragraph of the Principal Investment Strategies section in the PIMCO Global Multi-Asset Managed Allocation Portfolio's Portfolio Summary in each Prospectus is deleted in its entirety.

PIMCO Variable Insurance Trust

Supplement Dated September 12, 2014 to the PIMCO Global Multi-Asset Managed Volatility Portfolio Administrative Class Prospectus and PIMCO Global Multi-Asset Managed Volatility Portfolio Advisor Class Prospectus, each dated April 30, 2014, as supplemented from time to time (the "Prospectuses")

Effective October 14, 2014, the second sentence of the fourth paragraph of the Principal Investment Strategies section in the PIMCO Global Multi-Asset Managed Volatility Portfolio's Portfolio Summary in each Prospectus is deleted in its entirety and replaced with the following:

The Portfolio will typically invest 50% to 70%, and under normal circumstances will invest a minimum of 20%, of its net assets in equity-related investments (including, but not limited to, investments in common stock, preferred stock, equity securities of real estate investment trusts and/or investment in the Domestic Equity-Related Underlying PIMCO Funds, the International Equity-Related Underlying PIMCO Funds and the PIMCO RealEstateRealReturn Strategy Fund, an Underlying PIMCO Fund, and in other equity-related Acquired Funds).

In addition, effective October 14, 2014, the third sentence of the fourth paragraph of the Principal Investment Strategies section in the PIMCO Global Multi-Asset Managed Volatility Portfolio's Portfolio Summary in each Prospectus is deleted in its entirety and replaced with the following:

The Portfolio may invest up to 5% of its net assets in real estate investment trusts.

In addition, effective October 14, 2014, the fifth sentence of the fourth paragraph of the Principal Investment Strategies section in the PIMCO Global Multi-Asset Managed Volatility Portfolio's Portfolio Summary in each Prospectus is deleted in its entirety and replaced with the following:

The Portfolio may invest up to 5% of its net assets in commodity-related investments (including investment in the PIMCO Cayman Commodity Portfolio IV, Ltd., a wholly owned subsidiary of the Portfolio organized under the laws of the Cayman Islands (the "GMAMV Subsidiary"), and the PIMCO CommoditiesPLUS® Short Strategy Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Commodity RealReturn Strategy Fund®, Underlying PIMCO Funds).

In addition, effective October 14, 2014, the final two sentences of the fourth paragraph of the Principal Investment Strategies section in the PIMCO Global Multi-Asset Managed Volatility Portfolio's Portfolio Summary in each Prospectus are deleted in their entirety and replaced with the following:

The Portfolio may invest up to 10% of its net assets in equity securities that are economically tied to emerging market countries. The Portfolio's combined investments in equity securities tied to emerging market countries, commodity-related investments and real estate investment trusts will normally not exceed 15% of its net assets.

In addition, effective October 14, 2014, the seventh sentence of the fifth paragraph of the Principal Investment Strategies section in the PIMCO Global Multi-Asset Managed Volatility Portfolio's Portfolio Summary in each Prospectus is deleted in its entirety.